Leasehold Improvements and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leasehold Improvements and Equipment [Text Block]
4.	Leasehold Improvements and Equipment
As at March 31, 2017 no depreciation has been recorded on manufacturing equipment in the amount of $339 as the equipment is not ready for use.
6.	Leasehold improvements and Equipment

			2016	2015
		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$2,550	$121	$2,429	$1,050
Laboratory and office equipment	1,222	415	807	821
Computer equipment	66	43	23	17
Leasehold improvements	2,786	315	2,471	2,350

	$6,624	$894	$5,730	$4,238

From the balance of manufacturing equipment, an amount of $125 thousand represents assets which are not yet in service as at December 31, 2016.